Schedule III Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
DAC, DSI, and VOBA	$ 2,940	$ 2,652
Future policy benefits, losses, claims and loss expenses1	76,124	71,836
Other policy claims and benefits	217	234
Premiums	240	195	$ 100
Net investment income	2,914	2,510	2,333
Benefits, claims, losses, and settlement expenses2	2,431	1,256	2,570
Amortization of DAC and VOBA	318	206	124
Policy and other operating expenses	618	532	797
Retirement Services
Supplementary Insurance Information, by Segment [Line Items]
DAC, DSI, and VOBA	2,940	2,652
Future policy benefits, losses, claims and loss expenses1	71,810	67,211
Other policy claims and benefits	148	167
Premiums	53	121	100
Net investment income	2,837	2,475	2,278
Benefits, claims, losses, and settlement expenses2	2,165	1,150	2,570
Amortization of DAC and VOBA	318	206	124
Policy and other operating expenses	422	386	380
Corporate and Other
Supplementary Insurance Information, by Segment [Line Items]
DAC, DSI, and VOBA	0	0
Future policy benefits, losses, claims and loss expenses1	4,314	4,625
Other policy claims and benefits	69	67
Premiums	187	74	0
Net investment income	77	35	55
Benefits, claims, losses, and settlement expenses2	266	106	0
Amortization of DAC and VOBA	0	0	0
Policy and other operating expenses	$ 196	$ 146	$ 417